Accounts payable, accruals and other payables	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable, accruals and other payables

11	Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2025	2024
	US$	US$

Accounts payable	10,943	13,701
Other financial liabilities (Note 13)	3,946,950	-
Accruals	6,407,936	5,870,005
Prefunding from remittance customers	45,315,191	44,259,266
Prefunding from airtime customers	595,904	671,214
Accrued interest	5,967,992	3,824,009
Tax payable	157,193	155,641
Other payables	1,406,824	535,904
	63,808,933	55,329,740